Shareholders' equity - Share warrants plans (Details) - € / shares			12 Months Ended
	Dec. 15, 2023	May 25, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BSA share warrants | Directors
Shareholders' equity
Subscription price per warrant								€ 0.534
BSA share warrants | Service providers
Shareholders' equity
Subscription price per warrant							€ 0.48
BSA share warrants | David Nikodem
Shareholders' equity
Subscription price per warrant		€ 0.2		€ 2.45	€ 0.29	€ 0.18
BSA share warrants | Jrmy Goldberg
Shareholders' equity
Subscription price per warrant					€ 0.29
BSA 2023-1
Shareholders' equity
Subscription price per warrant		0.2
BSA 2023-1 | David Nikodem
Shareholders' equity
Subscription price per warrant			€ 0.2
Exercise price		€ 2.51	2.51
BSA 2023-2
Shareholders' equity
Subscription price per warrant	€ 0.31
Exercise price	3.91
BSA 2023-2 | David Nikodem
Shareholders' equity
Subscription price per warrant	€ 0.31		0.31
Exercise price			€ 3.91